Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020
Disclosure Of Changes In Provisions [Abstract]
Balance at beginning of year		$ 472	[1]	$ 680
Additional provisions/increase in provisions		166		141
Provisions utilized		(340)		(334)
Amounts reversed		(44)		(16)
Foreign exchange and other		(6)		1
Balance at end of year	[1]	$ 248		$ 472

[1]	Balance includes severance obligations, restructuring charges and legal provisions.